Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2020 - 26.5%). The differences are as follows:

	2021	2020
Expected income tax expense at Canadian statutory rate	$37,691	$209,989
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(47,600)	(27,082)
Adjustments from investments carried at fair value	2,709	(87,058)
Non-controlling interests share of income	25,135	18,243
Non-deductible acquisition costs	3,733	3,223
Tax credits	(49,415)	(40,185)
Adjustment relating to prior periods	1,333	(4,228)
Deferred income taxes on regulated income recorded as regulatory assets	(3,807)	(2,811)
Amortization and settlement of excess deferred income tax	(16,778)	(12,392)
Other	3,574	6,884
Income tax expense (recovery)	$(43,425)	$64,583

On April 8, 2020, the IRS issued final regulations with respect to rules regarding certain Hybrid arrangements as a result of U.S. Tax reform. As a result of the final regulations, the Company recorded a one-time income tax expense of $9,300 to reverse the benefit of the deductions taken in a prior year.
18.Income taxes (continued)
For the years ended December 31, 2021 and 2020, earnings before income taxes consist of the following:

	2021	2020
Canada (1)	$(60,848)	$622,776
U.S.	153,719	165,431
Other regions	49,361	4,204
	$142,232	$792,411
(1) Inclusive of fair value gain (loss) on investments carried at fair value (note 8)

Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2021
Canada	$4,560	$(33,993)	$(29,433)
United States	1,024	(19,772)	(18,748)
Other regions	$1,653	$3,103	4,756
	$7,237	$(50,662)	$(43,425)
Year ended December 31, 2020
Canada	$4,319	$62,061	$66,380
United States	(1,448)	(1,745)	(3,193)
Other regions	$2,017	$(621)	1,396
	$4,888	$59,695	$64,583
18.Income taxes (continued)
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2021 and 2020 are presented below:

	2021	2020
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$761,666	$531,353
Pension and OPEB	46,580	66,826
Environmental obligation	15,271	16,145
Regulatory liabilities	166,939	168,054
Other	64,460	65,787
Total deferred income tax assets	$1,054,916	$848,165
Less: valuation allowance	(27,471)	(29,824)
Total deferred tax assets	$1,027,445	$818,341
Deferred tax liabilities:
Property, plant and equipment	$782,829	$733,211
Outside basis differentials	412,665	406,429
Regulatory accounts	300,072	212,937
Other	30,471	12,528
Total deferred tax liabilities	$1,526,037	$1,365,105
Net deferred tax liabilities	$(498,592)	$(546,764)
Consolidated balance sheets classification:
Deferred tax assets	$31,595	$21,880
Deferred tax liabilities	(530,187)	(568,644)
Net deferred tax liabilities	$(498,592)	$(546,764)
The valuation allowance for deferred tax assets as at December 31, 2021 was $27,471 (2020 - $29,824). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment.
As of December 31, 2021, the Company had non-capital losses carried forward and tax credits available to reduce future years' taxable income, which expire as follows:

Non-capital loss carryforward and credits	2022—2026	2027+	Total
Canada	$—	$678,881	$678,881
US	11,283	1,334,299	1,345,582
Total non-capital loss carryforward	$11,283	$2,013,180	$2,024,463
Tax credits	$4,476	$132,509	$136,985
The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of certain of its subsidiaries. Deferred income taxes have not been provided on approximately $694,947 of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.